CASH AND DUE FROM BANKS - Additional Information (Details) S/ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 PEN (S/)	Dec. 31, 2018 PEN (S/)
Disclosure Of Cash And Cash Equivalents [Line Items]
Implicit interest rate, domestic	5.01%	5.01%	5.01%	5.01%
Implicit interest rate, foreign	35.06%	35.12%	35.06%	35.12%
Overnight deposit one | S/			S/ 4,280.4	S/ 1,437.8
Interest rate on overnight deposits	1.57%		1.57%
Description of maturity of overnight deposits	maturities at 2 days	maturities at 2 days
US Dollars [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Overnight deposit one		$ 426.3	S/ 360.0
Overnight deposit two | $	$ 1,291.6
Interest rate on overnight deposits	1.00%	2.43%	1.00%	2.43%